INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 14:	INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenue by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2025, 2024 and 2023:

Details	2025	2024	2023
USA	42%	42%	46%
Japan	13	16	17
Asia (other than Japan)	39	33	27
Europe	6	9	10
Total	100%	100%	100%

The basis of attributing revenue from external customers to a certain geographic area is based on the headquarters’ location of the customer issuing the purchase order.

B.	Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States, substantially all of TPSCo’s long-lived assets are located in Japan and substantially all of TSIT’s long-lived assets are located in Italy.

As of December 31, 2025 and 2024, property and equipment, net consisted of the following:

Details	2025	2024
Israel	$348,558	$279,023
United States	399,227	322,947
Europe	462,794	452,557
Japan	252,477	232,095
	$1,463,056	$1,286,622

C.	Major Customers - as Percentage of Net Accounts Receivable Balance

As of December 31, 2025 and 2024, one and two customers, respectively exceeded 10% of the net accounts receivable balance.

D.	Major Customers - as Percentage of Total Revenue

Years ended December 31, 2025, 2024 and 2023:

Details	2025	2024	2023
Customer A	11%	13%	14%
Customer B	7	11	9
Other customers *	32	16	21

*
Represents aggregated revenue to six customers that accounted for between 4% and 7% of total revenue during 2025, to three customers that accounted for between 3% and 9% of total revenue during 2024, and to three customers that accounted for between 3% and 9% of total revenue during 2023.

E.	Reportable Segment

(1) The Company believes it is driving its revenue from a single reportable segment, which is its analog foundry operations that is providing semiconductor solutions offering a broad range of process technologies. To provide the capacity and expanded capabilities for its customers, as of December 31, 2025, the Company owns multiple facilities and is sharing capacity and/ or ownership in other facilities as described in Note 1.

(2) Since the Company has a single reportable segment, the accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) assesses performance and decides how to allocate resources based on the consolidated results of the Company.

(3) Since the Company has a single reportable segment, its CODM does not allocate resources among segments but is responsible for allocating the entity’s resources. The CODM uses the consolidated measures of profit or loss mostly when assessing performance rather than allocating resources.

(4) Since the Company has a single reportable segment, it manages its business activities on a consolidated basis.

(5) The Company’s CODM is the chief executive officer of the Company.